Document and Entity Information	Dec. 10, 2021
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001856589
Document Type	8-K
Document Period End Date	Dec. 10, 2021
Entity Registrant Name	M3-BRIGADE ACQUISITION III CORP.
Entity Incorporation State Country Code	DE
Entity File Number	001-40946
Entity Tax Identification Number	86-3185502
Entity Address, Address Line One	1700 Broadway
Entity Address, Address Line Two	19th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10019
City Area Code	(212)
Local Phone Number	202-2200
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Units Each Consisting Of One Share Of Class A Common Stock And One Third Of One Redeemable Public Warrant 2 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of one share of Class A common stock and one-third of one redeemable public warrant
Trading Symbol	MBSC.U
Security Exchange Name	NYSE
Common Class A [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A common stock, par value $0.0001 per share
Trading Symbol	MBSC
Security Exchange Name	NYSE
Public Warrants Each Whole Public Warrant Exercisable For One Share Of Class A Common Stock At An Exercise Price Of 11.50 Per Share 1 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Public warrants, each whole public warrant exercisable for one share of Class A common stock at an exercise price of $11.50 per share
Trading Symbol	MBSC WS
Security Exchange Name	NYSE